Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Interest income on cash and cash equivalents (Note 16)	₱ 560	₱ 1,022	₱ 957
Interest income arising from revenue contracts with customers	414	430	340
Interest income on financial instruments at FVOCI	70	239
Interest income on financial instruments at amortized cost (Note 13)	1	6	6
Interest income – others	165	48	640
Total interest income	₱ 1,210	₱ 1,745	₱ 1,943